16 Borrowings (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 33,331
Total guaranteed	R$ 33,331
BNDES [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan-21
Total debt	R$ 1,538
Total guaranteed	R$ 1,538
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul-24
Total debt	R$ 22,736
Total guaranteed	R$ 22,736
Guarantees	Bank surety
FINISA [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec-2023
Total debt	R$ 3,418
Total guaranteed	R$ 3,418
Guarantees	Bank surety
BNB-FNE (fundo vonstitucional de financiamentos do nordeste) [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun-2027
Total debt	R$ 5,639
Total guaranteed	R$ 5,639
Guarantees	Bank surety and pledge of reserve liquidity fund.